Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingent Liabilities [Abstract]
Schedule of future minimum lease commitments
U.S. dollars in thousands
Years ending December 31:
2018	$503
2019	504
2020	213
2021	50
2022-2025	158
$1,428